Intangible Assets, Net - Schedule of Intangible Assets and Goodwill (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount		¥ 116,408	¥ 100,692
Accumulated amortization		(31,554)	(11,687)
Net Carrying Amount		84,854	89,005
Indefinite-lived intangible assets		522,927	28,927
Total intangible assets Gross Carrying Amount		639,335	129,619
Total intangible assets - Accumulated amortization		(31,554)	(11,687)
Total intangible assets - Net Carrying Amount	$ 93,147	607,781	117,932
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets		494,000
License Plate [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets		28,927	28,927
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount		114,118	98,402
Accumulated amortization		(29,264)	(10,009)
Net Carrying Amount		84,854	88,393
License Of Maintenance And Overhauls [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount		2,290	2,290
Accumulated amortization		¥ (2,290)	(1,678)
Net Carrying Amount			¥ 612